NOTES PAYABLE - BANKS (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2022 EUR (€)	Oct. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jun. 30, 2022 SEK (kr)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Outstanding guarantees						€ 1,022		$ 1,161
Replacement of amount of letter of credit		$ 500
Commercial bank [Member] | Bank Guarantee Facility [Member]
Debt Instrument [Line Items]
Interest rate	2.50%
Unused line fee	0.75%
United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 10,000
Europe [Member]
Debt Instrument [Line Items]
Bank guarantee Amount | €			€ 2,000
Europe [Member] | Bank Guarantee Facility [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	€ 2,500							2,841
Europe [Member] | Commercial bank [Member]
Debt Instrument [Line Items]
Line of credit not exceed			70.00%
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding					$ 0			0
Line of Credit [Member] | United States [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate		3.00%
Line of Credit [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Percentage of collateral		95.00%
Line of Credit [Member] | Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral		85.00%
Line of Credit [Member] | Unbilled Accounts Receivable [Member]
Debt Instrument [Line Items]
Pledged Assets		$ 500
Line of Credit [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral		80.00%
Line of Credit Europe [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €			€ 12,000
Debt instrument, interest rate basis points above reference rate			4.80%
Unused line fee			0.75%
Line of Credit Europe [Member] | Europe [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate			4.80%
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount				kr 4,000	$ 389
Debt instrument, effective interest rate				2.80%	2.80%
Line of Credit Ten [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding				kr 1,715	$ 167		kr 1,800	$ 199